T. ROWE PRICE Retirement I 2020 Fund-I Class
August 31, 2022 (Unaudited)
1
Portfolio of Investments
(1)
(1)
$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
BOND MUTUAL FUNDS 45 .6%
T. Rowe Price Funds:
New Income Fund  799,766 21,408 75,694 87,019,753 730,966
Limited Duration Inflation
Focused Bond Fund  678,490 15,156 115,283 111,114,656 570,018
International Bond Fund (USD
Hedged)  278,037 8,253 12,008 29,880,892 266,836
Dynamic Global Bond Fund  223,082 3,421 22,092 20,853,159 205,404
Emerging Markets Bond Fund  174,599 25,783 5,070 21,627,806 182,755
U.S. Treasury Long-Term Index
Fund  161,495 21,674 7,064 19,237,706 170,254
High Yield Fund  167,180 12,477 5,997 29,075,089 165,437
Floating Rate Fund  120,515 3,647 30,873 10,375,864 95,043
Total Bond Mutual Funds (Cost $ 2,626,989 ) 2,386,713
EQUITY MUTUAL FUNDS 51 .1%
T. Rowe Price Funds:
Value Fund  558,737 1,530 59,781 11,417,857 476,353
Growth Stock Fund (2) 362,178 99,038 21,398 6,053,241 437,589
Equity Index 500 Fund  337,956 24,588 46,899 2,725,418 284,097
Overseas Stock Fund  231,623 16,606 8,704 20,096,211 213,623
International Value Equity Fund  240,651 508 24,463 14,466,224 189,218
International Stock Fund  197,373 4,746 8,751 11,044,564 180,137
Real Assets Fund  121,641 25,926 5,325 9,531,194 128,385
Mid-Cap Growth Fund (2) 107,875 4,476 3,060 1,156,770 106,446
Mid-Cap Value Fund  118,136 76 6,832 3,270,652 102,698
U.S. Large-Cap Core Fund  59,762 43,558 2,833 3,217,690 98,461
U.S. Equity Research Fund  84,961 19,459 3,716 2,584,457 97,563
Emerging Markets Discovery
Stock Fund  88,774 4,361 2,668 6,766,773 84,991
Small-Cap Stock Fund  79,821 2,055 4,908 1,378,126 77,230
Emerging Markets Stock Fund  83,845 1,858 4,887 2,125,029 75,991
Small-Cap Value Fund  86,676 83 17,690 1,279,028 68,019
New Horizons Fund (2) 45,142 1,196 2,422 898,188 48,269
Total Equity Mutual Funds (Cost $ 2,483,173 ) 2,669,070
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  742 69,414 69,671 4,865 487
Total Other Mutual Funds (Cost $ 483 ) 487
T. ROWE PRICE Retirement I 2020 Fund-I Class

T. ROWE PRICE Retirement I 2020 Fund-I Class

$ Value
5/31/22
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/22
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3 .3%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
2.40% (3) 106,250 274,350 209,355 171,245,335 171,245
Total Short-Term Investments (Cost $ 171,245 ) 171,245
Total Investments in Securities 100.0%
(Cost $5,281,890) $ 5,227,515
Other Assets Less Liabilities (0.0)% (1,216)
Net Assets 100.0% $ 5,226,299
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2020 Fund-I Class

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 120 Russell 2000 E-Mini Index contracts 9/22 (11,068) $ (553)
Long, 41 S&P 500 E-Mini Index contracts 9/22 8,111 340
Net payments (receipts) of variation margin to date 220
Variation margin receivable (payable) on open futures contracts $ 7

T. ROWE PRICE Retirement I 2020 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2022.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (65) $ 993 $ 1,841
Emerging Markets Bond Fund  (123) (12,557) 2,942
Emerging Markets Discovery Stock Fund  (67) (5,476) —
Emerging Markets Stock Fund  (433) (4,825) —
Equity Index 500 Fund  19,260 (31,548) 1,310
Floating Rate Fund  (2,086) 1,754 1,524
Growth Stock Fund  (1,789) (2,229) —
High Yield Fund  (264) (8,223) 2,677
International Bond Fund (USD Hedged)  (709) (7,446) 1,789
International Stock Fund  (450) (13,231) —
International Value Equity Fund  (899) (27,478) —
Limited Duration Inflation Focused Bond Fund  (2,499) (8,345) —
Mid-Cap Growth Fund  168 (2,845) —
Mid-Cap Value Fund  554 (8,682) —
New Horizons Fund  (332) 4,353 —
New Income Fund  (7,642) (14,514) 5,200
Overseas Stock Fund  17 (25,902) —
Real Assets Fund  423 (13,857) —
Small-Cap Stock Fund  (362) 262 —
Small-Cap Value Fund  (771) (1,050) —
Transition Fund  311 2 31
U.S. Equity Research Fund  (147) (3,141) —
U.S. Large-Cap Core Fund  196 (2,026) —
U.S. Treasury Long-Term Index Fund  (1,180) (5,851) 1,228
Value Fund  (2,135) (24,133) —
U.S. Treasury Money Fund, 2.40% — — 598
Totals $ (1,024) # $ (215,995) $ 19,140 +
# Capital gain distributions from underlying Price funds represented $383 of the net realized gain
(loss).
+ Investment income comprised $19,140 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2020 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2020 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2020 Fund-I Class

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2022, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on

T. ROWE PRICE Retirement I 2020 Fund-I Class

the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
R412-054Q1 08/22